DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ASSET MANAGEMENT - 2.0%
1,454	T Rowe Price Group, Inc.	$ 177,272

	BANKING - 4.0%
3,338	Comerica, Inc.	183,556
1,519	Cullen/Frost Bankers, Inc.	170,994
		354,550
	BEVERAGES - 3.9%
2,746	Coca-Cola Company (The)	168,000
997	PepsiCo, Inc.	174,486
		342,486
	BIOTECH & PHARMA - 9.4%
2,286	Gilead Sciences, Inc.(a)	167,450
1,021	Johnson & Johnson	161,512
1,296	Merck & Company, Inc.	171,006
5,432	Royalty Pharma PLC, Class A	164,970
13,324	Viatris, Inc.	159,089
		824,027
	CHEMICALS - 1.9%
1,644	LyondellBasell Industries N.V., Class A	168,148

	CONTAINERS & PACKAGING - 3.9%
18,192	Amcor PLC	173,006
2,908	Sonoco Products Company	168,199
		341,205
	ELECTRIC UTILITIES - 4.3%
5,008	OGE Energy Corporation	171,774
3,022	Vistra Corporation	210,483
		382,257
	FOOD - 3.9%
877	Hershey Company (The)	170,577
2,989	Kellanova	171,239
		341,816
	HEALTH CARE FACILITIES & SERVICES - 3.9%
492	Cigna Group (The)(a)	178,689

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.9% (Continued)
334	UnitedHealth Group, Inc.	$ 165,230
		343,919
	INDUSTRIAL SUPPORT SERVICES - 3.7%
2,257	Fastenal Company	174,106
1,633	MSC Industrial Direct Company, Inc.(a)	158,466
		332,572
	INSURANCE - 4.0%
2,041	Aflac, Inc.	175,240
1,291	American Financial Group, Inc.(a)	176,196
		351,436
	LEISURE FACILITIES & SERVICES - 3.6%
965	Darden Restaurants, Inc.	161,300
716	Vail Resorts, Inc.(a)	159,546
		320,846
	LEISURE PRODUCTS - 2.1%
3,277	Hasbro, Inc.(a)	185,216

	MACHINERY - 2.1%
494	Caterpillar, Inc.	181,016

	MULTI ASSET CLASS REIT - 2.0%
5,436	Apartment Income REIT Corporation	176,507

	OIL & GAS PRODUCERS - 8.3%
12,300	Antero Midstream Corporation	172,938
1,440	EOG Resources, Inc.	184,090
1,165	Valero Energy Corporation	198,854
4,586	Williams Companies, Inc.(a)	178,716
		734,598
	RETAIL - DISCRETIONARY - 1.9%
2,038	Best Buy Company, Inc.(a)	167,177

	SEMICONDUCTORS - 4.0%
1,959	Microchip Technology, Inc.	175,742

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
1,045	QUALCOMM, Inc.	$ 176,918
		352,660
	SOFTWARE - 2.0%
7,670	Gen Digital, Inc.	171,808

	SPECIALTY FINANCE - 7.9%
751	American Express Company	170,995
1,198	Capital One Financial Corporation(a)	178,371
3,490	OneMain Holdings, Inc.	178,304
3,991	Synchrony Financial(a)	172,092
		699,762
	SPECIALTY REITS - 2.0%
1,491	Lamar Advertising Company, Class A	178,040

	TECHNOLOGY HARDWARE - 1.9%
3,407	Cisco Systems, Inc.	170,043

	TECHNOLOGY SERVICES - 7.7%
656	Automatic Data Processing, Inc.	163,829
810	Broadridge Financial Solutions, Inc.	165,937
2,382	Fidelity National Information Services, Inc.	176,698
891	International Business Machines Corporation	170,145
		676,609
	TELECOMMUNICATIONS - 2.0%
4,118	Verizon Communications, Inc.	172,791

	TRANSPORTATION & LOGISTICS - 3.7%
650	Union Pacific Corporation	159,854
1,112	United Parcel Service, Inc., B	165,276
		325,130
	TRANSPORTATION EQUIPMENT - 2.1%
614	Cummins, Inc.	180,915

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $7,892,859)	$ 8,652,806

	SHORT-TERM INVESTMENTS — 12.8%
	COLLATERAL FOR SECURITIES LOANED - 10.8%
952,158	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $952,158)(b),(c)	952,158

	MONEY MARKET FUNDS - 2.0%
176,075	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.21% (Cost $176,075)(c)	176,075

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,128,233)	1,128,233

	TOTAL INVESTMENTS - 111.0% (Cost $9,021,091)	$ 9,781,039
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.0)%	(971,223)
	NET ASSETS - 100.0%	$ 8,809,816

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024, was $937,498.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $952,157 at March 31, 2024.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3%
	APPAREL & TEXTILE PRODUCTS - 2.0%
1,442	Deckers Outdoor Corporation(a),(b)	$ 1,357,297

	BANKING - 2.0%
821	First Citizens BancShares, Inc., Class A	1,342,336

	BIOTECH & PHARMA - 1.9%
3,070	Vertex Pharmaceuticals, Inc.(a)	1,283,291

	CABLE & SATELLITE - 1.9%
30,147	Comcast Corporation, Class A	1,306,872

	CHEMICALS - 1.9%
2,013	NewMarket Corporation	1,277,490

	COMMERCIAL SUPPORT SERVICES - 2.1%
2,055	Cintas Corporation	1,411,847

	E-COMMERCE DISCRETIONARY - 3.8%
7,308	Amazon.com, Inc.(a)	1,318,217
69,752	Coupang, Inc.(a)	1,240,888
		2,559,105
	ELECTRIC UTILITIES - 2.4%
23,685	Vistra Corporation	1,649,660

	ELECTRICAL EQUIPMENT - 4.2%
19,104	Vertiv Holdings Company	1,560,224
30,054	Vontier Corporation	1,363,249
		2,923,473
	ENTERTAINMENT CONTENT - 2.2%
21,631	AppLovin Corporation, Class A(a)	1,497,298

	HEALTH CARE FACILITIES & SERVICES - 8.1%
10,174	DaVita, Inc.(a)	1,404,520
3,250	Medpace Holdings, Inc.(a)	1,313,488

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.1% (Continued)
3,279	Molina Healthcare, Inc.(a)	$ 1,347,112
13,890	Tenet Healthcare Corporation(a)	1,459,977
		5,525,097
	HOME CONSTRUCTION - 2.0%
15,882	Fortune Brands Innovations, Inc.	1,344,729

	INDUSTRIAL SUPPORT SERVICES - 2.3%
27,065	Core & Main, Inc.(a)	1,549,471

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
6,728	Cboe Global Markets, Inc.	1,236,135

	INSURANCE - 1.9%
2,503	Kinsale Capital Group, Inc.	1,313,424

	INTERNET MEDIA & SERVICES - 7.9%
10,370	DoorDash, Inc., Class A(a)	1,428,157
2,636	Meta Platforms, Inc., Class A	1,279,989
2,143	Netflix, Inc.(a)	1,301,508
5,038	Spotify Technology S.A.(a)	1,329,528
		5,339,182
	LEISURE FACILITIES & SERVICES - 2.1%
13,320	Live Nation Entertainment, Inc.(a),(b)	1,408,856

	MEDICAL EQUIPMENT & DEVICES - 1.8%
2,246	IDEXX Laboratories, Inc.(a)	1,212,683

	OIL & GAS PRODUCERS - 6.2%
96,404	Antero Midstream Corporation	1,355,440
7,633	Marathon Petroleum Corporation	1,538,049
3,098	Murphy USA, Inc.	1,298,682
		4,192,171

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RETAIL - CONSUMER STAPLES - 1.9%
1,737	Costco Wholesale Corporation	$ 1,272,578

	RETAIL - DISCRETIONARY - 3.9%
6,619	Builders FirstSource, Inc.(a),(b)	1,380,392
13,030	TJX Companies, Inc. (The)	1,321,503
		2,701,895
	SEMICONDUCTORS - 8.0%
6,407	Applied Materials, Inc.	1,321,316
993	Broadcom, Inc.	1,316,132
1,379	Lam Research Corporation	1,339,795
1,633	NVIDIA Corporation	1,475,514
		5,452,757
	SOFTWARE - 12.7%
2,306	Adobe, Inc.(a)	1,163,608
4,244	Cadence Design Systems, Inc.(a)	1,321,072
3,985	Crowdstrike Holdings, Inc., Class A(a)	1,277,551
5,099	Manhattan Associates, Inc.(a)	1,275,923
3,123	Microsoft Corporation	1,313,909
1,675	ServiceNow, Inc.(a)	1,277,020
5,339	Zscaler, Inc.(a)	1,028,452
		8,657,535
	SPECIALTY REITS - 1.9%
16,427	Iron Mountain, Inc.	1,317,610

	TECHNOLOGY HARDWARE - 3.6%
8,965	Jabil, Inc.(b)	1,200,862
24,536	Pure Storage, Inc., Class A(a)	1,275,626
		2,476,488
	TECHNOLOGY SERVICES - 7.8%
6,345	Broadridge Financial Solutions, Inc.	1,299,837
4,626	Corpay, Inc.(a),(b)	1,427,305
6,982	International Business Machines Corporation	1,333,283
4,571	Visa, Inc., Class A	1,275,675
		5,336,100

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $54,470,979)	$ 66,945,380

	SHORT-TERM INVESTMENTS — 8.0%
	COLLATERAL FOR SECURITIES LOANED - 6.2%
4,224,026	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $4,224,026)(c)	4,224,026

	MONEY MARKET FUNDS - 1.8%
1,222,759	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.21% (Cost $1,222,759)(c),(d)	1,222,759

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,446,785)	5,446,785

	TOTAL INVESTMENTS - 106.3% (Cost $59,917,764)	$ 72,392,165
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%	(4,306,072)
	NET ASSETS - 100.0%	$ 68,086,093

REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024, was $4,119,774.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2024.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $4,224,026 at March 31, 2024.